Revenue & Contract Liability - Schedule of Disaggregated Revenues By Service Type (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Total	$ 66,601	$ 53,835	$ 223,751	$ 160,122
Charter [Member]
Disaggregation of Revenue [Line Items]
Total	30,518	34,014
ACMI [Member]
Disaggregation of Revenue [Line Items]
Total	34,316	18,622
Other [Member]
Disaggregation of Revenue [Line Items]
Total	$ 1,767	$ 1,199